SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended		6 Months Ended
	Jun. 22, 2023 $ / shares	Apr. 25, 2023 shares	Mar. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 AUD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2023 € / shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 € / shares shares	Jul. 26, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Explanation of fact that shares have par value							The fully paid ordinary shares have a par value per share of $0.0001 (before the reverse split) and par value per share of $0.0022 (post reverse split) and the Company does not have a limited amount of authorised capital.
Number of shares issued					13,333,333		13,333,333		864,000
Warrants acceleration amount | $			$ 186
Exercise of warrants			32,211,716	32,211,716
Number of shares on cashless basis			24,568,773	24,568,773
Share price | $ / shares												$ 10.3624
Implied value | € / shares								€ 1			€ 1
Net proceeds | $							$ 2,580
Related share based expenses | $							$ 168
Vesting period description							vesting period up to 4 years from the grant date, contractual life of the options under the plan is 5 years.
Fair value | $					$ 185		$ 185
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 1.04
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 4.0
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Related share based expenses | $							$ 1,738
Restricted share units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 1
Restricted share units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 1.09
2022 Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Number of issued and outstanding ordinary shares percentage		15.00%
Number of shares authorized		5,082,417
Yorkville [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					675,168	675,168	675,168
Net proceeds | $					$ 450	$ 450
Employees Directors And Service Providers [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Options granted							4,334,000
Employees And Service Providers [Member]
IfrsStatementLineItems [Line Items]
Options granted							790,408
Warrant A [Member]
IfrsStatementLineItems [Line Items]
Shares issued warrants					15,333,332		15,333,332
Warrant B [Member]
IfrsStatementLineItems [Line Items]
Shares issued warrants					15,333,332		15,333,332
Exercise price | $ / shares	$ 0.0602
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1									1
Implied value | $ / shares					$ 0.0001		$ 0.0001			$ 0.0001		$ 10.00
Number of shares authorized					800,000,000,000		800,000,000,000			500,000,000	500,000,000
Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			303,053
Proceeds from issuance of stock | $			$ 3,110
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			872,418
Exercise price | $ / shares			$ 11.5
Implied value | $ / shares			$ 5
Principal amount | $			$ 1,350
Redeemable warrants | $			$ 200,000
Warrants term			5 years	5 years
Security Matters PTY Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			18,673,253
Share price | $ / shares			$ 10.3624
Security Matters PTY Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			193,500,379
Lion heart III Corp [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			3,525,000
Exercise price | $ / shares			$ 11.5
Implied value | $ / shares			$ 0.0204
Lion heart III Corp [Member] | Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,200,000
Lion heart III Corp [Member] | Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			6,250,000
2022 Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Convertiable notes | $				$ 828,240
Number of shares issued			1,000,000